CONSOLIDATED STATEMENT OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net income	¥ 4,789,755	¥ 5,071,421	¥ 2,492,967
Depreciation and amortization	2,251,233	2,087,066	2,039,904
Interest income and interest costs related to financial services, net	(747,742)	(713,506)	(694,331)
Share of profit (loss) of investments accounted for using the equity method	(591,219)	(763,137)	(643,063)
Income tax expense	1,624,835	1,893,665	1,175,765
Changes in operating assets and liabilities, and other	(2,815,549)	(3,975,836)	(1,502,482)
(Increase) decrease in trade accounts and other receivables	55,139	(859,239)	(532,432)
(Increase) decrease in receivables related to financial services	(2,389,665)	(3,398,434)	(1,760,288)
(Increase) decrease in inventories	(70,654)	(207,529)	(350,550)
(Increase) decrease in other current assets	(462,114)	(326,365)	(61,538)
Increase (decrease) in trade accounts and other payables	362,924	560,737	712,400
Increase (decrease) in other current liabilities	659,088	666,513	545,666
Increase (decrease) in retirement benefit liabilities	17,377	(161)	21,213
Other, net	(987,645)	(411,358)	(76,953)
Interest received	2,672,724	2,292,156	1,516,404
Dividends received	623,295	587,259	460,351
Interest paid	(1,609,083)	(1,148,392)	(593,216)
Income taxes paid, net of refunds	(2,501,315)	(1,124,322)	(1,297,224)
Net cash provided by (used in) operating activities	3,696,934	4,206,373	2,955,076
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,906,811)	(1,846,447)	(1,450,196)
Additions to equipment leased to others	(2,996,920)	(2,867,660)	(1,907,356)
Proceeds from sales of fixed assets excluding equipment leased to others	70,821	154,985	56,436
Proceeds from sales of equipment leased to others	1,707,899	2,008,634	1,659,161
Additions to intangible assets	(354,196)	(334,287)	(348,280)
Additions to public and corporate bonds and stocks	(3,965,550)	(2,972,779)	(1,150,214)
Proceeds from sales of public and corporate bonds and stocks	1,035,922	1,201,405	393,982
Proceeds upon maturity of public and corporate bonds	2,713,649	1,049,963	939,747
Other, net	(494,551)	(1,392,565)	207,829
Net cash provided by (used in) investing activities	(4,189,736)	(4,998,751)	(1,598,890)
Cash flows from financing activities
Increase (decrease) in short-term debt	75,675	401,740	239,689
Proceeds from long-term debt	13,381,581	12,057,349	9,276,918
Payments of long-term debt	(10,872,262)	(8,752,329)	(8,353,033)
Dividends paid to Toyota Motor Corporation common shareholders	(1,132,329)	(880,197)	(727,980)
Dividends paid to non-controlling interests	(127,232)	(90,309)	(84,986)
Reissuance (repurchase) of treasury stock	(1,179,043)	(231,069)	(431,099)
Other, net	50,845	(7,627)	24,310
Net cash provided by (used in) financing activities	197,236	2,497,558	(56,180)
Effect of exchange rate changes on cash and cash equivalents	(134,089)	189,914	103,305
Net increase (decrease) in cash and cash equivalents	(429,656)	1,895,094	1,403,311
Cash and cash equivalents at beginning of year	9,412,060	7,516,966	6,113,655
Cash and cash equivalents at end of year	¥ 8,982,404	¥ 9,412,060	¥ 7,516,966